Convertible Debentures (Details Narrative)		1 Months Ended						12 Months Ended
	Apr. 02, 2024 CAD ($) $ / shares	Apr. 30, 2024 CAD ($) $ / shares shares	Mar. 28, 2024 CAD ($) $ / shares shares	Feb. 29, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2022 CAD ($) $ / shares	Jan. 31, 2025 CAD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)
Statement [Line Items]
Debt modification											$ 197,205
Convertible Debenture [Member]
Statement [Line Items]
Debt modification						$ 197,205					197,205
Remaining outstanding principal balance						250,000
Unsecured convertible debenture	$ 368,000	$ 30,000	$ 780,000	$ 65,000
Proceeds from issuances of convertible debentures					$ 300,000
Accretion expense on convertible debentures								$ 138,438		$ 3,071	$ 5,834
Transaction costs			$ 19,906	$ 8,955				4,545
Accrued interest						$ 308,028	$ 308,028	74,589		$ 2,548
Principal amount								295,000
Convertible debenture accrued interest								$ 3,370
Principal amount converted into common shares | shares								2,983,699
Principal amount converted into common shares to purchase warrants | shares								2,983,699
Principal amount carrying value of convertible debentures								$ 241,174
Shares issued for debt settlement, shares | shares						1,540,135
Warrants | shares			168,000	78,000				36,000	36,000
Warrants fair value			$ 8,706	$ 3,755					$ 2,145
Brokers' fee			$ 11,200	$ 5,200				$ 2,400
Debenture interest rate, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	8.00%
Effective interest rate	13.60%	13.50%	13.40%	13.60%	15.10%
Debenture maturity date	Apr. 01, 2026	Apr. 29, 2026	Mar. 27, 2026	Feb. 28, 2026	Jun. 30, 2025	May 03, 2023
Warrants maturity date	Oct. 01, 2026	Oct. 29, 2026	Sep. 27, 2026	Aug. 31, 2026	Dec. 31, 2025
Conversion price per share | (per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10		$ 0.20
Warrants exercise price | $ / shares	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Convertible Debenture [Member] | Transactions Costs [Member]
Statement [Line Items]
Warrants maturity date		Apr. 29, 2026	Mar. 27, 2026	Feb. 28, 2026
Warrants exercise price | $ / shares		$ 0.10	$ 0.10	$ 0.10
Convertible Debenture [Member] | Transactions Costs [Member] | January 31, 2025 [Member]
Statement [Line Items]
Accrued interest					$ 3,534
Principal amount		$ 30,000		$ 35,000	$ 300,000
Principal amount converted into common shares | shares		300,000		350,000	3,035,342
Principal amount converted into common shares to purchase warrants | shares		300,000		350,000	3,035,342
Principal amount carrying value of convertible debentures		$ 24,559		$ 28,077	$ 263,498